Subsequent Events	12 Months Ended	1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Subsequent Events [Text Block]

Note 9 – Subsequent Events

On February 24, 2011, the Company completed an equity financing pursuant to which it issued 6,000,000 common shares at a per share price of $0.01 for aggregate proceeds of $60,000. The offering was completed in accordance with a prospectus filed by the Company on December 29, 2010.

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure from January 1, 2011 through March 8, 2011, the date the financial statements were available to be issued.

Note 6 – Subsequent Events

On January 7, 2010 the Company issued 1,800,000 common shares at $0.01 per share for a total of $18,000.

On March 24, 2010, the Company acquired Relationshipscoreboard.com Entertainment Inc. (“RS”) by issuing of 16,000,000 of the Company’s shares in exchange for 100% of RS shares. The acquisition is considered as a reverse-takeover as the shareholders of RS become the majority shareholders of the Company.

Subsequent to the year ended December 31, 2009, the Company is in the process of raising funds publicly through the sale of 6,000,000 common shares at a price of $0.01 per share.

Also see Note 3.

Note 6 – Subsequent Events

On January 8, 2010, the Company obtained a $400 loan from a shareholder and director of the Company. The loan was unsecured, non-interest bearing and due on demand.

On March 24, 2010, the Company was acquired by Online Disruptive Technologies, Inc. (“ODT”) by ODT issuing 16,000,000 of its shares for 100% of the Company’s shares. The acquisition is considered as a reverse-takeover as the shareholders of the Company become the majority shareholder of ODT.